Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO STRATEGIC SMALL CAP VALUE FUND

Class A, Class B and Class C

Supplement dated July 12, 2007, to the Prospectus dated February 1, 2007, as previously supplemented March 15, 2007.

Effective immediately, under the “The Sub-Advisers for the Master Portfolios” section, the information for Smith Asset Management Group, L.P. is deleted and replaced with the following:

Smith Asset Management Group, L.P. (Smith Group), located at 100 Crescent Court, Suite 1150, Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth Portfolio in which certain gateway funds invest a portion of their assets. In this capacity, it is responsible for the day-to-day investment management of the Portfolio. Smith Group is a registered investment adviser that provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style.

Strategic Small Cap Value Fund

On page 42, under “Principal Risk Factors” for the Strategic Small Cap Value Fund, the following bullet point is added:

•	Multi-Style Management Risk

Under the “Description of Principal Investment Risks” section, the following paragraph is added:

Multi-Style Management Risk

Because certain portions of a Fund’s assets are managed by different portfolio managers using different styles, a Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities. This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style.

Under the “How to Buy Shares” section beginning on page 65, the “Automatic Investment Plans” row in the chart is deleted. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 59, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, supplement and is included herewith for your convenience.

Effective immediately, under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 60, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

EGR077/P901SP 05-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO STRATEGIC SMALL CAP VALUE FUND

Administrator Class

Supplement dated July 12, 2007, to the Prospectus dated February 1, 2007.

Effective immediately, under the “The Sub-Advisers for the Master Portfolios” section, the information for Smith Asset Management Group, L.P. is deleted and replaced with the following:

Smith Asset Management Group, L.P. (Smith Group), located at 100 Crescent Court, Suite 1150, Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth Portfolio in which certain gateway funds invest a portion of their assets. In this capacity, it is responsible for the day-to-day investment management of the Portfolio. Smith Group is a registered investment adviser that provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style.

Strategic Small Cap Value Fund

On page 50, under “Principal Risk Factors” for the Strategic Small Cap Value Fund, the following bullet point is added:

•	Multi-Style Management Risk

Under the “Description of Principal Investment Risks” section, the following paragraph is added:

Multi-Style Management Risk

Because certain portions of a Fund’s assets are managed by different portfolio managers using different styles, a Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities. This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style.

EGAM077/P903SP 05-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

Class A, Class B and Class C

Supplement dated July 12, 2007, to the Prospectus dated February 1, 2007, as supplemented on June 21, 2007, April 5, 2007 and March 15, 2007.

Effective immediately, under the “The Sub-Advisers for the Master Portfolios” section, the information for Smith Asset Management Group, L.P. is deleted and replaced with the following:

Smith Asset Management Group, L.P. (Smith Group), located at 100 Crescent Court, Suite 1150, Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth Portfolio in which certain gateway funds invest a portion of their assets. In this capacity, it is responsible for the day-to-day investment management of the Portfolio. Smith Group is a registered investment adviser that provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style.

Under the “How to Buy Shares” section beginning on page 34, the “Automatic Investment Plans” row in the chart is deleted. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 28, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X

SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

______________________________________________________________________________________

The following information was contained within the June 21, 2007, supplement and is included herewith for your convenience.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

______________________________________________________________________________________

The following information was contained within the April 5, 2007, supplement and is included herewith for your convenience.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective April 25, 2007, Galen G. Blomster, CFA is retiring from Wells Capital Management Incorporated and will be temporarily removed as co-portfolio manager for the Funds. During this time, Jeffrey P. Mellas, Douglas R. Beath, Thomas C. Biwer, CFA, Christian L. Chan, CFA, and Andrew Owen, CFA, will continue to serve as co-portfolio managers for the Moderate Balanced and Growth Balanced Funds and Jeffrey P. Mellas and Gregory T. Genung, CFA, will continue to serve as co-portfolio managers for the Asset Allocation Fund.

Effective on or about July 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, supplement and is included herewith for your convenience.

Effective immediately, under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 29, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

AFR077/P501SP 05-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

Administrator Class

Supplement dated July 12, 2007, to the Prospectus dated February 1, 2007, as previously supplemented June 21, 2007, and April 5, 2007.

Effective immediately, under the “The Sub-Advisers for the Master Portfolios” section, the information for Smith Asset Management Group, L.P. is deleted and replaced with the following:

Smith Asset Management Group, L.P. (Smith Group), located at 100 Crescent Court, Suite 1150, Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth Portfolio in which certain gateway funds invest a portion of their assets. In this capacity, it is responsible for the day-to-day investment management of the Portfolio. Smith Group is a registered investment adviser that provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style.

______________________________________________________________________________________

The following information was contained within the June 21, 2007, Supplement and is included herewith for your convenience.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

______________________________________________________________________________________

The following information was contained within the April 5, 2007, supplement and is included herewith for your convenience.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective April 25, 2007, Galen G. Blomster, CFA, is retiring from Wells Capital Management Incorporated and will be temporarily removed as co-portfolio manager for the Funds. During this time, Jeffrey P. Mellas, Douglas R. Beath, Thomas C. Biwer, CFA, Christian L. Chan, CFA, and Andrew Owen, CFA, will continue to serve as co-portfolio managers for the Conservative Allocation, Moderate Balanced,

Growth Balanced and Aggressive Allocation Funds and Jeffrey P. Mellas and Gregory T. Genung, CFA, will continue to serve as co-portfolio managers for the Asset Allocation Fund.

Effective on or about July 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume the same co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

AFAM077/P503SP 05-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated July 12, 2007, to the Prospectus dated February 1, 2007, as previously supplemented June 21, 2007, and April 5, 2007.

Effective immediately, under the “The Sub-Advisers for the Master Portfolios” section, the information for Smith Asset Management Group, L.P. is deleted and replaced with the following:

Smith Asset Management Group, L.P. (Smith Group), located at 100 Crescent Court, Suite 1150 Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth Portfolio in which certain gateway funds invest a portion of their assets. In this capacity, it is responsible for the day-to-day investment management of the Portfolio. Smith Group is a registered investment adviser that provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style.

_____________________________________________________________________________________

The following information was contained within the June 21, 2007, supplement and is included herewith for your convenience.

This supplement contains important information about the Funds referenced below (the “Funds”).

Aggressive Allocation Fund

Conservative Allocation Fund

Growth Balanced Fund

Moderate Balanced Fund

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

______________________________________________________________________________________

The following information was contained within the April 5, 2007, supplement and is included herewith for your convenience.

This supplement contains important information about the Funds referenced below (the “Funds”).

Aggressive Allocation Fund

Conservative Allocation Fund

Growth Balanced Fund

Moderate Balanced Fund

Effective April 25, 2007, Galen G. Blomster, CFA is retiring from Wells Capital Management Incorporated and will be temporarily removed as co-portfolio manager for the Funds. During this time, Jeffrey P. Mellas, Douglas R. Beath, Thomas C. Biwer, CFA, Christian L. Chan, CFA, and Andrew Owen, CFA, will continue to serve as co-portfolio managers for the Funds.

Effective on or about July 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

K401077/P1310SP 05-07